Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets and goodwill	$ 1,396,477	$ 1,368,356
Property, plant and equipment	258,048	208,193
Vehicles under operating leases	92,198	120,626
Other non-current assets	5,306	1,682
Deferred tax asset	7,755	3,850
Other investments	2,333	0
Total non-current assets	1,762,117	1,702,707
Current assets
Cash and cash equivalents	973,877	756,677
Marketable securities	0	1,258
Trade receivables	246,107	157,753
Trade receivables - related parties	74,996	14,688
Accrued income - related parties	49,060	5,103
Inventories	658,559	545,743
Current tax assets	7,184	5,562
Assets held for sale	63,224	0
Other current assets	107,327	120,202
Total current assets	2,180,334	1,606,986
Total assets	3,942,451	3,309,693
Equity
Share capital	(21,165)	(1,865,909)
Other contributed capital	(3,584,232)	(35,231)
Foreign currency translation reserve	12,265	16,784
Accumulated deficit	3,726,775	1,761,860
Total equity	133,643	(122,496)
Non-current liabilities
Non-current contract liabilities	(50,252)	(28,922)
Deferred tax liabilities	(476)	(509)
Other non-current provisions	(73,985)	(38,711)
Other non-current liabilities	(14,753)	(11,764)
Earn-out liability	(598,570)	0
Other non-current interest-bearing liabilities	(85,556)	(66,575)
Total non-current liabilities	(823,592)	(146,481)
Current liabilities
Trade payables	(98,458)	(114,296)
Trade payables - related parties	(957,497)	(1,427,678)
Accrued expenses - related parties	(164,902)	(315,756)
Advance payments from customers	(40,869)	(36,415)
Current provisions	(74,907)	(44,042)
Liabilities to credit institutions	(1,328,752)	(642,338)
Current tax liabilities	(10,617)	(13,089)
Interest-bearing current liabilities	(21,545)	(10,283)
Interest-bearing current liabilities - related parties	(16,690)	(13,789)
Current contract liabilities	(46,217)	(58,368)
Class C Shares liability	(28,000)	0
Other current liabilities	(393,790)	(364,662)
Other current liabilities - related parties	(70,258)	0
Total current liabilities	(3,252,502)	(3,040,716)
Total liabilities	(4,076,094)	(3,187,197)
Total equity and liabilities	$ (3,942,451)	$ (3,309,693)